Supplementary Financial Statement Information - Schedule of Accounts Payable and Accruals (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts payable:
Accounts payable	$ 70	$ 50
Payroll and related expenses	419	354
Accrued expenses	380	364
Other	170	239
Total	969	957
In Sweden [Member]
Accounts payable:
Accounts payable	65	29
Overseas [Member]
Accounts payable:
Accounts payable	$ 5	$ 21